Trust preferred securities - Financial data pertaining to different trust (Details) - Trust preferred securities redemption - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Popular Capital Trust I
Debt Instrument
Capital securities		$ 181,063
Note payable, interest rate		6.70%
Common securities		$ 5,601
Junior subordinated deferrable interest debentures		$ 186,664
Stated maturity date		November 2033
Popular North America Capital Trust I
Debt Instrument
Capital securities	$ 91,651	$ 91,651
Note payable, interest rate	6.564%	6.564%
Common securities	$ 2,835	$ 2,835
Junior subordinated deferrable interest debentures	$ 94,486	$ 94,486
Stated maturity date	September 2034	September 2034
Popular Capital Trust II
Debt Instrument
Capital securities	$ 101,023	$ 101,023
Note payable, interest rate	6.125%	6.125%
Common securities	$ 3,125	$ 3,125
Junior subordinated deferrable interest debentures	$ 104,148	$ 104,148
Stated maturity date	December 2034	December 2034